Income Taxes (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income tax expense using the statutory federal rate					$ 788,000	$ 714,000
State income taxes, net of federal benefit					92,000	83,000
Shares received for reimbursement of expenses					0	(33,000)
Other					3,000	(12,000)
Income tax expense	$ 217,000	$ 161,000	$ 720,000	$ 416,000	$ 883,000	$ 752,000